EQUITY AND WARRANTS (Details Narrative) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares, Outstanding	90,852,607	87,777,553
Preferred shares issued	0	0
Preferred shares outstanding	0	0
Public Warrants Member
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding	35,540,380	35,540,380
Private Warrants Member
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding	0	0
Ordinary share price per shares	$ 5.75
Warrants and Rights Outstanding, Maturity Date	Jun. 06, 2023
Warrants and Rights Outstanding, Term	5 years